Intangible and tangible assets - Change in net property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of change in net property, plant and equipment
Net amount as of the beginning of the period	$ 108,335	$ 116,408	$ 113,324
Expenditures	11,647	9,980	11,426
Disposals	(705)	(611)	(1,052)
Depreciation and impairment	(13,133)	(21,544)	(15,097)
Currency translation adjustment	(1,739)	1,706	(270)
Other	2,154	2,396	8,077
Net amount as of the end of the period	106,559	108,335	116,408
Impact of impairments of assets	615	8,629	669
Impact of new IFRS 16 contracts	1,786	1,815
Reversal of reclassification as non-current assets held for sale and discontinued operations		434	812
Effect of application of IFRS 16			5,698
Gabon | Non-operated assets
Analysis of change in net property, plant and equipment
Disposals	$ (397)
United Kingdom | Non strategic assets
Analysis of change in net property, plant and equipment
Disposals		$ (240)
Anadarko Mozambique
Analysis of change in net property, plant and equipment
Effect of changes in the consolidation scope			$ 767
Ichthys LNG project
Analysis of change in net property, plant and equipment
Percentage of interest sold			4.00%